Income Taxes - Pre-Tax Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
U.S.	$ (3,312,041)	$ (1,540,919)	$ (2,497,989)
Non-U.S.	(1,316,090)	(2,273,432)	(1,231,261)
Pre-tax loss	$ (4,628,131)	$ (3,814,351)	$ (3,729,250)